AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS, INC.


                              PROSPECTUS SUPPLEMENT

                        California Tax-Free Money Market

                        California Municipal Money Market

                        California Limited-Term Tax-Free

                      California Intermediate-Term Tax-Free

                          California Long-Term Tax-Free

                         California High-Yield Municipal

                           California Insured Tax-Free

                        SUPPLEMENT DATED AUGUST 20, 1998

                       Prospectus dated December 15, 1997


The following disclosure replaces the paragraph under the heading "Cash Management" found on page 19.


     Each of the Funds may invest up to 5% of its total assets in any money market fund, including those advised by the manager, provided that the investment is consistent with the fund's investment policies and restrictions.


The following disclosure is added on page 27 of the Prospectus, following the last paragraph under the heading "When Share Price is Determined."


     We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the Fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the Fund's behalf up to the applicable cut-off time. The Fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the Fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.


The following disclosure is added following the last paragraph under the heading "Transfer and Administrative Services" found on page 32 of the Prospectus.


     Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the Co-Administrator for the Funds. FDI is responsible for (i) providing certain officers of the Funds and (ii) reviewing and filing marketing and sales literature on behalf of the Funds. The fees and expenses of FDI are paid by the manager out of its unified fee.


YEAR 2000 ISSUES

     Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers. Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the funds' business, particularly its ability to provide shareholder services, may be hampered.


     In addition, the issuers of securities the funds own could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the funds' performance. The manager has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the manager may consider when making investment decisions, and other factors may receive greater weight.


The  following   disclosure  replaces  the  first  sentence  under  the  heading
"Distribution of Fund Shares" found on page 32 of the Prospectus.


     The funds' shares are distributed by FDI, a registered broker-dealer. FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.


The following disclosure should be inserted as the last paragraph under the heading "Distribution of Fund Shares" on page 32 of the Prospectus.


     Investors may open accounts with American Century only through the distributor. All purchase transactions in the Funds offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the distributor. All fees and expenses of FDI in acting as distributor for the funds are paid by the manager.

                                                 [american century logo(reg.sm)]
                                                            American
                                                         Century(reg.tm)


                                                                 P.O. Box 419200
                                                           Kansas City, Missouri
                                                                      64141-6200
                                                  1-800-345-2021 or 816-531-5575

SH-SPL-13718  9808

         AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS, INC.


                         BROKERAGE PROSPECTUS SUPPLEMENT

                        California Tax-Free Money Market

                        SUPPLEMENT DATED AUGUST 20, 1998

                       Prospectus dated December 15, 1997


The following disclosure should be inserted after the section "Rule 144A Securities" found on page 9 of the Prospectus.


CASH MANAGEMENT


     The fund may invest up to 5% of its total assets in any money market fund, including those advised by the manager, provided that the investment is consistent with the fund's investment policies and restrictions.


The following disclosure is added on page 12 of the Prospectus, following the last paragraph under the heading "When Share Price is Determined."


     We have contractual relationships with certain financial intermediaries in which such intermediaries represent that they have systems to track the time at which investment orders are received and to segregate orders received at different times. Based on these representations, the fund has authorized such intermediaries and their designees to accept purchase and redemption orders on the fund's behalf up to the applicable cut-off time. The fund will be deemed to have received such orders upon acceptance by the duly authorized intermediary, and such orders will be priced at the fund's net asset value next determined after acceptance on the fund's behalf by such intermediary.


The following disclosure is added following the last paragraph under the heading "Transfer and Administrative Services" on page 16 of the Prospectus.


     Pursuant to a Sub-Administration Agreement with the manager, Funds Distributor, Inc. (FDI) serves as the Co-Administrator for the fund. FDI is responsible for (i) providing certain officers of the fund and (ii) reviewing and filing marketing and sales literature on behalf of the fund. The fees and expenses of FDI are paid by the manager out of its unified fee.


YEAR 2000 ISSUES


     Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers. Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the funds' business, particularly its ability to provide shareholder services, may be hampered.


     In addition, the issuers of securities the funds own could have Year 2000 computer problems. These problems could negatively affect the value of their securities, which, in turn, could impact the funds' performance. The manager has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the manager may consider when making investment decisions, and other factors may receive greater weight.


The  following   disclosure  replaces  the  first  sentence  under  the  heading
"Distribution of Fund Shares" on page 17 of the Prospectus.


     The fund's shares are distributed by FDI, a registered broker-dealer. FDI is a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. FDI's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.


The following disclosure should be inserted as the last paragraph under the heading "Distribution of Fund Shares" on page 17 of the Prospectus.


     Investors may open accounts with American Century only through the distributor. All purchase transactions in the fund offered by this Prospectus are processed by the transfer agent, which is authorized to accept any instructions relating to fund accounts. All purchase orders must be accepted by the distributor. All fees and expenses of FDI in acting as distributor for the funds are paid by the manager.

                                                 [american century logo(reg.sm)]
                                                            American
                                                         Century(reg.tm)


                                                                 P.O. Box 419146
                                                           Kansas City, Missouri
                                                                      64141-6146
                                                  1-888-345-2071 or 816-531-5575
BK-SPL-13721  9808